Guarantor Finanical Information	12 Months Ended
Dec. 31, 2015
Guarantees [Abstract]
Consolidating Financial Information
Guarantor Financial Information
The Company's Notes are guaranteed by certain 100% directly owned subsidiaries of the Company (the "Guarantors"). As of December 31, 2015, the Guarantors included TPI (legal entity and any remaining assets and liabilities subsequent to the sale of the TPI business as discussed in Note 2 - Discontinued Operation to the consolidated financial statements), Advanced Fabricating Technology, LLC, Keystone Tube Company, LLC and Paramont Machine Company, LLC, each of which fully and unconditionally guarantee the Senior Secured Notes on a joint and several basis.
The accompanying financial statements have been prepared and presented pursuant to Rule 3-10 of SEC Regulation S-X “Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered.” The financial statements present condensed consolidating financial information for A. M. Castle & Co. (the "Parent"), the Guarantors, the non-guarantor subsidiaries (all other subsidiaries) and an elimination column for adjustments to arrive at the information for the Parent, Guarantors, and non-guarantors on a consolidated basis. The condensed consolidating financial information has been prepared on the same basis as the consolidated statements of the Parent. The equity method of accounting is followed within this financial information.
During the fourth quarter of 2015, the Company changed its method of accounting for U.S metals inventories, which were previously accounted for under LIFO method, to the average cost method. The change was applied retrospectively to the prior year financial information presented. See Note 1 - Basis of Presentation and Significant Accounting Policies in the consolidated financial statements for discussion of this accounting change and its related impact.
Condensed Consolidating Balance Sheet As of December 31, 2015

	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$1,220	$46	$9,834	$—	$11,100
Accounts receivable, less allowance for doubtful accounts	39,448	9	33,734	—	73,191
Receivables from affiliates	759	36	—	(795)	—
Inventories	150,809	—	65,349	(68)	216,090
Prepaid expenses and other current assets	3,996	—	6,774	—	10,770
Current assets of discontinued operations	—	37,140	—	—	37,140
Total current assets	196,232	37,231	115,691	(863)	348,291
Investment in joint venture	35,690	—	—	—	35,690
Intangible assets, net	10,116	—	134	—	10,250
Other non-current assets	11,642	—	4,622	(1,355)	14,909
Investment in subsidiaries	33,941	—	—	(33,941)	—
Receivables from affiliates	118,478	69,359	—	(187,837)	—
Property, plant and equipment, net	52,770	1	11,790	—	64,561
Noncurrent assets of discontinued operations	—	19,805	—	—	19,805
Total assets	$458,869	$126,396	$132,237	$(223,996)	$493,506
Liabilities and Stockholders’ Equity
Current liabilities:
Accounts payable	$32,707	$—	$12,899	$—	$45,606
Payables due to affiliates	759	—	36	(795)	—
Other current liabilities	21,121	1,412	5,578	—	28,111
Current portion of long-term debt	6,980	—	32	—	7,012
Current liabilities of discontinued operations	—	11,158	—	—	11,158
Total current liabilities	61,567	12,570	18,545	(795)	91,887
Long-term debt, less current portion	310,599	—	15	—	310,614
Payables due to affiliates	—	14,123	173,715	(187,838)	—
Deferred income taxes	—	5,524	—	(1,355)	4,169
Other non-current liabilities	39,715	—	133	—	39,848
Stockholders’ equity (deficit)	46,988	94,179	(60,171)	(34,008)	46,988
Total liabilities and stockholders’ equity	$458,869	$126,396	$132,237	$(223,996)	$493,506

Condensed Consolidating Balance Sheet As of December 31, 2014 (as adjusted)

	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$511	$977	$6,966	$—	$8,454
Accounts receivable, less allowance for doubtful accounts	66,178	9	45,522	—	111,709
Receivables from affiliates	2,071	81	—	(2,152)	—
Inventories	265,012	—	75,366	(68)	340,310
Prepaid expenses and other current assets	2,805	—	8,506	—	11,311
Current assets of discontinued operations	—	39,647	—	—	39,647
Total current assets	336,577	40,714	136,360	(2,220)	511,431
Investment in joint venture	37,443	—	—	—	37,443
Intangible assets, net	42,772	—	13,783	—	56,555
Other non-current assets	11,588	—	996	—	12,584
Investment in subsidiaries	70,274	—	—	(70,274)	—
Receivables from affiliates	113,188	36,607	2,157	(151,952)	—
Property, plant and equipment, net	46,094	4,892	14,557	—	65,543
Noncurrent assets of discontinued operations	—	20,265	—	—	20,265
Total assets	$657,936	$102,478	$167,853	$(224,446)	$703,821
Liabilities and Stockholders’ Equity
Current liabilities:
Accounts payable	$41,613	$—	$19,114	$—	$60,727
Payables due to affiliates	2,071	—	81	(2,152)	—
Other current liabilities	18,841	1,532	6,092	—	26,465
Current portion of long-term debt	691	—	46	—	737
Current liabilities of discontinued operations	—	9,588	—	—	9,588
Total current liabilities	63,216	11,120	25,333	(2,152)	97,517
Long-term debt, less current portion	300,474	—	2,050	—	302,524
Payables due to affiliates	—	5,581	146,371	(151,952)	—
Deferred income taxes	19,359	5,524	3,846	—	28,729
Other non-current liabilities	22,238	—	164	—	22,402
Stockholders’ equity	252,649	80,253	(9,911)	(70,342)	252,649
Total liabilities and stockholders’ equity	$657,936	$102,478	$167,853	$(224,446)	$703,821

Condensed Consolidating Statement of Operations and Comprehensive (Loss) Income For the year ended December 31, 2015

	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net Sales	$435,736	$—	$215,815	$(13,614)	$637,937
Costs and expenses:
Cost of materials (exclusive of depreciation and amortization)	408,400	—	186,424	(13,614)	581,210
Warehouse, processing and delivery expense	77,283	(1,992)	25,613	—	100,904
Sales, general and administrative expense	64,112	1	13,738	—	77,851
Restructuring expense (income)	21,953	(14,325)	1,380	—	9,008
Depreciation and amortization expense	19,035	276	4,007	—	23,318
Impairment of intangible assets	23,491	—	10,251	—	33,742
Total costs, expenses and (income)	614,274	(16,040)	241,413	(13,614)	826,033
Operating (loss) income	(178,538)	16,040	(25,598)	—	(188,096)
Interest expense, net	24,255	—	16,268	—	40,523
Other expense, net	—	—	6,306	—	6,306
(Loss) income before income taxes and equity in earnings (losses) of subsidiaries and joint venture	(202,793)	16,040	(48,172)	—	(234,925)
Income tax (benefit) expense	(25,594)	6,586	(4,562)	—	(23,570)
Equity in losses of subsidiaries	(29,683)	—	—	29,683	—
Equity in losses of joint venture	(1,426)	—	—	—	(1,426)
(Loss) income from continuing operations	(208,308)	9,454	(43,610)	29,683	(212,781)
Income from discontinued operations, net of income taxes	(1,457)	4,473	—	—	3,016
Net (loss) income	(209,765)	13,927	(43,610)	29,683	(209,765)

Comprehensive (loss) income:
Foreign currency translation adjustments	(6,642)	—	(6,642)	6,642	(6,642)
Change in unrecognized pension and postretirement benefit costs, net of tax	9,937	—	—	—	9,937
Other comprehensive (loss) income	3,295	—	(6,642)	6,642	3,295
Net (loss) income	(209,765)	13,927	(43,610)	29,683	(209,765)
Comprehensive (loss) income	$(206,470)	$13,927	$(50,252)	$36,325	$(206,470)

Condensed Consolidating Statement of Operations and Comprehensive (Loss) Income For the year ended December 31, 2014 (as adjusted)

	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net Sales	$609,507	$—	$243,658	$(11,493)	$841,672
Costs and expenses:
Cost of materials (exclusive of depreciation and amortization)	464,069	—	199,851	(11,493)	652,427
Warehouse, processing and delivery expense	101,473	(2,091)	27,314	—	126,696
Sales, general and administrative expense	71,659	—	22,503	—	94,162
Restructuring expense (income)	(3,184)	—	224	—	(2,960)
Depreciation and amortization expense	19,592	537	4,251	—	24,380
Impairment of goodwill	41,308	—	14,852	—	56,160
Total costs, expenses and (income)	694,917	(1,554)	268,995	(11,493)	950,865
Operating (loss) income	(85,410)	1,554	(25,337)	—	(109,193)
Interest expense, net	24,946	—	14,890	—	39,836
Other expense, net	—	—	4,323	—	4,323
(Loss) income before income taxes and equity in earnings (losses) of subsidiaries and joint venture	(110,356)	1,554	(44,550)	—	(153,352)
Income tax (benefit) expense	(27,411)	350	4,323	(205)	(22,943)
Equity in losses of subsidiaries	(43,422)	—	—	43,422	—
Equity in earnings of joint venture	7,691	—	—	—	7,691
(Loss) income from continuing operations	(118,676)	1,204	(48,873)	43,627	(122,718)
Income from discontinued operations, net of income taxes	(712)	4,042	—	—	3,330
Net (loss) income	(119,388)	5,246	(48,873)	43,627	(119,388)

Comprehensive (loss) income:
Foreign currency translation adjustments	(5,377)	—	(5,377)	5,377	(5,377)
Change in unrecognized pension and postretirement benefit costs, net of tax	(12,996)	—	—	—	(12,996)
Other comprehensive loss	(18,373)	—	(5,377)	5,377	(18,373)
Net (loss) income	(119,388)	5,246	(48,873)	43,627	(119,388)
Comprehensive (loss) income	$(137,761)	$5,246	$(54,250)	$49,004	$(137,761)

Condensed Consolidating Statement of Operations and Comprehensive (Loss) Income For the year ended December 31, 2013 (as adjusted)

	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net Sales	$711,942	$—	$236,714	$(30,358)	$918,298
Costs and expenses:
Cost of materials (exclusive of depreciation and amortization)	536,926	—	185,605	(30,358)	692,173
Warehouse, processing and delivery expense	104,897	(2,629)	23,933	—	126,201
Sales, general and administrative expense	72,060	—	23,150	—	95,210
Restructuring expense (income)	7,006	—	1,997	—	9,003
Depreciation and amortization expense	19,977	545	4,057	—	24,579
Total costs, expenses (income)	740,866	(2,084)	238,742	(30,358)	947,166
Operating income (loss)	(28,924)	2,084	(2,028)	—	(28,868)
Interest expense, net	25,579	—	14,782	—	40,361
Loss on extinguishment of debt	2,606	—	—	—	2,606
Other expense, net	—	—	1,924	—	1,924
(Loss) income before income taxes and equity in earnings (losses) of subsidiaries and joint venture	(57,109)	2,084	(18,734)	—	(73,759)
Income tax (benefit) expense	(19,708)	593	(5,783)	—	(24,898)
Equity in losses of subsidiaries	(8,938)	—	—	8,938	—
Equity in earnings of joint venture	6,987	—	—	—	6,987
(Loss) income from continuing operations	(39,352)	1,491	(12,951)	8,938	(41,874)
Income from discontinued operations, net of income taxes	(181)	2,522	—	—	2,341
Net (loss) income	(39,533)	4,013	(12,951)	8,938	(39,533)

Comprehensive (loss) income:
Foreign currency translation adjustments	(2,295)	—	(2,295)	2,295	(2,295)
Change in unrecognized pension and postretirement benefit costs, net of tax	4,623	—	—	—	4,623
Other comprehensive (loss) income	2,328	—	(2,295)	2,295	2,328
Net (loss) income	(39,533)	4,013	(12,951)	8,938	(39,533)
Comprehensive (loss) income	$(37,205)	$4,013	$(15,246)	$11,233	$(37,205)

Condensed Consolidating Statement of Cash Flows For the year ended December 31, 2015

	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating activities:
Net (loss) income	$(209,765)	$13,927	$(43,610)	$29,683	$(209,765)
Less: Income from discontinued operations, net of income taxes	(1,457)	4,473	—	—	3,016
(Loss) income from continuing operations	(208,308)	9,454	(43,610)	29,683	(212,781)
Equity in losses of subsidiaries	29,683	—	—	(29,683)	—
Adjustments to reconcile net (loss) income to cash (used in) from operating activities	172,760	(14,738)	22,005	—	180,027
Net cash from (used in) from operating activities of continuing operations	(5,865)	(5,284)	(21,605)	—	(32,754)
Net cash from (used in) operating activities of discontinued operations	—	10,621	—	—	10,621
Net cash (used in) from operating activities	(5,865)	5,337	(21,605)	—	(22,133)
Investing activities:
Capital expenditures	(4,274)	(1,079)	(1,818)	—	(7,171)
Proceeds from sale of property, plant and equipment	8,520	20,100	11	—	28,631
Net advances to subsidiaries	(5,291)	—	—	5,291	—
Net cash from (used in) investing activities of continuing operations	(1,045)	19,021	(1,807)	5,291	21,460
Net cash from (used in) investing activities of discontinued operations	—	(1,079)	—	—	(1,079)
Net cash from (used in) investing activities	(1,045)	17,942	(1,807)	5,291	20,381
Financing activities:
Proceeds from long-term debt	967,035	—	—	—	967,035
Repayments of long-term debt	(958,916)	—	(2,046)	—	(960,962)
Net intercompany (repayments) borrowings	—	(24,210)	29,501	(5,291)	—
Other financing activities, net	(500)	—	—	—	(500)
Net cash from (used in) financing activities	7,619	(24,210)	27,455	(5,291)	5,573
Effect of exchange rate changes on cash and cash equivalents	—	—	(1,175)	—	(1,175)
Net change in cash and cash equivalents	709	(931)	2,868	—	2,646
Cash and cash equivalents - beginning of year	511	977	6,966	—	8,454
Cash and cash equivalents - end of year	$1,220	$46	$9,834	$—	$11,100

Condensed Consolidating Statement of Cash Flows For the year ended December 31, 2014 (as adjusted)

	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating activities:
Net (loss) income	$(119,388)	$5,246	$(48,873)	$43,627	$(119,388)
Less: Income from discontinued operations, net of income taxes	(712)	4,042	—	—	3,330
(Loss) income from continuing operations	(118,676)	1,204	(48,873)	43,627	(122,718)
Equity in losses of subsidiaries	43,422	—	—	(43,422)	—
Adjustments to reconcile net (loss) income to cash from (used in) operating activities	34,970	42	9,100	(205)	43,907
Net cash from (used in) from operating activities of continuing operations	(40,284)	1,246	(39,773)	—	(78,811)
Net cash from (used in) operating activities of discontinued operations	—	3,734	—	—	3,734
Net cash (used in) from operating activities	(40,284)	4,980	(39,773)	—	(75,077)
Investing activities:
Capital expenditures	(5,642)	(363)	(5,179)	—	(11,184)
Proceeds from sale of property, plant and equipment	7,464	—	—	—	7,464
Net advances to subsidiaries	(25,941)	—	—	25,941	—
Net cash from (used in) investing activities of continuing operations	(24,119)	(363)	(5,179)	25,941	(3,720)
Net cash from (used in) investing activities of discontinued operations	—	(1,167)	—	—	(1,167)
Net cash used in investing activities	(24,119)	(1,530)	(5,179)	25,941	(4,887)
Financing activities:
Proceeds from long-term debt	459,406	—	2,998	—	462,404
Repayments of long-term debt	(402,774)	—	(1,037)	—	(403,811)
Net intercompany (repayments) borrowings	—	(2,968)	28,909	(25,941)	—
Other financing activities, net	(393)	—	—	—	(393)
Net cash from (used in) financing activities	56,239	(2,968)	30,870	(25,941)	58,200
Effect of exchange rate changes on cash and cash equivalents	—	—	(611)	—	(611)
Net change in cash and cash equivalents	(8,164)	482	(14,693)	—	(22,375)
Cash and cash equivalents - beginning of year	8,675	495	21,659	—	30,829
Cash and cash equivalents - end of year	$511	$977	$6,966	$—	$8,454

Condensed Consolidating Statement of Cash Flows For the year ended December 31, 2013 (as adjusted)

	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating activities:
Net (loss) income	$(39,533)	$4,013	$(12,951)	$8,938	$(39,533)
Less: Income from discontinued operations, net of income taxes	(181)	2,522	—	—	2,341
(Loss) income from continuing operations	(39,352)	1,491	(12,951)	8,938	(41,874)
Equity in earnings of subsidiaries	8,938	—	—	(8,938)	—
Adjustments to reconcile net (loss) income to cash from operating activities	92,055	330	20,384	—	112,769
Net cash from (used in) from operating activities of continuing operations	61,641	1,821	7,433	—	70,895
Net cash from (used in) operating activities of discontinued operations	—	3,490	—	—	3,490
Net cash from operating activities	61,641	5,311	7,433	—	74,385
Investing activities:
Capital expenditures	(6,700)	(43)	(3,438)	—	(10,181)
Proceeds from sale of property, plant and equipment	778	9	7	—	794
Net cash from (used in) investing activities of continuing operations	(5,922)	(34)	(3,431)	—	(9,387)
Net cash from (used in) investing activities of discontinued operations	—	(1,423)	—	—	(1,423)
Net cash used in investing activities	(5,922)	(1,457)	(3,431)	—	(10,810)
Financing activities:
Proceeds from long-term debt	115,300	—	—	—	115,300
Repayments of long-term debt	(166,190)	—	(4,155)	—	(170,345)
Net intercompany (repayments) borrowings	(1,896)	(4,262)	6,158	—	—
Other financing activities, net	1,636	—	(496)	—	1,140
Net cash from (used in) financing activities	(51,150)	(4,262)	1,507	—	(53,905)
Effect of exchange rate changes on cash and cash equivalents	—	—	(448)	—	(448)
Net change in cash and cash equivalents	4,569	(408)	5,061	—	9,222
Cash and cash equivalents - beginning of year	4,106	903	16,598	—	21,607
Cash and cash equivalents - end of year	$8,675	$495	$21,659	$—	$30,829